Loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred shares
Loss per share
Antidilutive securities excluded from computation of diluted net loss per share	3,945,881,532	3,837,917,495	3,746,626,700
Share options
Loss per share
Antidilutive securities excluded from computation of diluted net loss per share	76,965,197	64,117,791	41,350,000